Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2018
Cash Flow Reconciliations
Cash Flow Reconciliations

16. Cash Flow Reconciliations

        The reconciliation of the Group's non-cash investing and financing activities for the period ended June 30, 2018 is presented in the tables below:

        A reconciliation of borrowings arising from financing activities is as follows:

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	498,225	—	—	—	498,225
Bank loan and bond repayments	—	(108,958)	—	—	—	(108,958)
Additions in deferred loan fees	—	(7,295)	—	1,447	(13,385)	(19,233)
Amortization of deferred loan issuance costs and premium (Note 15)	—	—	—	6,144	—	6,144
Retranslation of the NOK Bonds in U.S. dollars	—	—	1,077	—	—	1,077

Borrowings outstanding as of June 30, 2018	2,547,556	381,972	1,077	7,591	(13,385)	2,924,811

        A reconciliation of derivatives arising from financing activities is as follows:

	Opening balance	Other comprehensive income	Non-cash items	Total
Net derivative assets as of January 1, 2018	(16,396)	—	—	(16,396)
Unrealized gain on derivative financial instruments held for trading (Note 15)	—	—	(17,235)	(17,235)
Ineffective portion of cash flow hedges (Note 15)	—	—	530	530
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(2,287)	—	(2,287)

Net derivative assets as of June 30, 2018	(16,396)	(2,287)	(16,705)	(35,388)

        A reconciliation of tangible fixed assets, vessels under construction and vessel held under finance lease arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets, vessels under construction and vessel held under finance lease as of January 1, 2018	4,153,550	—	—	4,153,550
Additions (Note 5)	—	588,929	12,410	601,339
Transfer under "Other non-current assets"	—	—	(1,650)	(1,650)
Depreciation expense (Note 5)	—	—	(74,342)	(74,342)

Tangible fixed assets vessels under construction and vessel held under finance lease as of June 30, 2018	4,153,550	588,929	(63,582)	4,678,897

        A reconciliation of finance lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2018	213,428	—	—	213,428
Finance lease charge (Note 15)	—	—	5,262	5,262
Payments for interest	—	(5,262)	—	(5,262)
Payments for finance lease liability	—	(3,588)	—	(3,588)

Finance lease liabilities as of June 30, 2018	213,428	(8,850)	5,262	209,840

        A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	111,544	—	111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)	24	—	24
Offering costs	(660)	276	(384)

Net proceeds from equity offerings in the period ended June 30, 2018	110,908	276	111,184